Share capital (Tables)	12 Months Ended
Jun. 30, 2018
Share capital.
Schedule of share capital

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm

Issued share capital (as per statement of changes in equity)*	15 775	29 282	29 282

Number of shares
for the year ended 30 June	2018	2017	2016
Authorised
Sasol ordinary shares of no par value	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value	28 385 646	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value**	158 331 335	18 923 764	18 923 764

	1 314 407 571	1 175 000 000	1 175 000 000

Issued
Shares issued at beginning of year	679 822 439	679 775 162	679 480 362
Issued in terms of the employee share schemes	1 776 361	47 277	294 800
Repurchase and cancellation of shares*	(43 503 454)	—	—
Issued in terms of Sasol Khanyisa***	7 465 582	—	—

Shares issued at end of year	645 560 928	679 822 439	679 775 162

Comprising
Sasol ordinary shares of no par value	623 081 550	651 436 793	651 389 516
Sasol preferred ordinary shares of no par value	16 085 199	25 547 081	25 547 081
Sasol BEE ordinary shares of no par value	6 394 179	2 838 565	2 838 565

	645 560 928	679 822 439	679 775 162

Unissued shares
Sasol ordinary shares of no par value	504 609 040	476 253 797	476 301 074
Sasol preferred ordinary shares of no par value	12 300 447	2 838 565	2 838 565
Sasol BEE ordinary shares of no par value	151 937 156	16 085 199	16 085 199

	668 846 643	495 177 561	495 224 838

*

On 4 June 2018 25 231 686 Sasol Limited ordinary shares were repurchased from the Inzalo Employee schemes at a nominal value of R0,01 per share (as per Sasol’s rights of repurchase under the Inzalo Employee schemes trust deeds). The Inzalo Employee scheme participants will not receive a distribution of Sasol Limited ordinary shares.

On 26 June 2018, 9 461 882 Sasol Limited preferred ordinary shares were repurchased from Inzalo Groups Funding at a purchase price of R475,03 per share as per the shareholders authorisation obtained at the Annual General Meeting held on 17 November 2017, which had the effect that these shares were cancelled and restored to authorised share capital.

8 809 886 Sasol Limited ordinary shares were repurchased on 26 February 2018 from its wholly owned subsidiary, Sasol Investment Company (Pty) Ltd as per shareholders approval obtained at the Annual General Meeting held on 17 November 2017, which had the effect that these shares were cancelled and restored to authorised share capital. As at 30 June 2018 Sasol Investment Company (Pty) Ltd had no shareholding in Sasol ordinary shares, (30 June 2017 – 8 809 886; 30 June 2016 – 8 809 886). At 30 June 2017 and 30 June 2016, these shares represented 1,43% of the issued share capital of the company, excluding the Sasol Inzalo share transaction. These shares were held as treasury shares and did not carry any voting rights.

**    At the Annual General Meeting of 17 November 2017, shareholders approved the increase in authorised Sasol BEE ordinary shares from 18 923 764 to 158 331 335.

***  With the implementation of Sasol Khanyisa 2 973 022 Sasol BEE shares were issued to Sasol Khanyisa Public, 2 458 880 shares were issued relating to the Khanyisa Employee Share Ownership Plan, 1 876 288 shares were redesignated to SOL shares.